Fixed Assets, Net (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₪ 144	₪ 152
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	49	28
Software, computers and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	50	66
Other (mainly leasehold improvements) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₪ 45	₪ 58